BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                Shares                                                                               Market Value
                ------                                                                               ------------
                       Common Stocks - 91.6%
                       Banking - 5.6%
                  400  Ambanc Holding Co.                                                              $     6,100
                1,800  BancWest                                                                             29,588
                  400  Capital Corp. of the West *                                                           4,150
                  100  Carver Bancorp                                                                        1,094
                  300  Franklin Bank NA                                                                      2,400
                1,900  GreenPoint Financial                                                                 35,624
                  500  ITLA Capital *                                                                        7,250
                1,500  Metris Companies                                                                     37,687
                2,100  Pacific Century Financial                                                            30,713
                  100  Pinnacle Bancshares                                                                     900
                  300  Quaker City Bancorp *                                                                 4,613
                  300  Student Loan                                                                         12,600
                  800  UnionBanCal                                                                          14,850
                  300  Wells Financial                                                                       3,675
                                                                                                       -----------
                                                                                                           191,244
                                                                                                       -----------
                       Building - 0.4%
                  300  AMREP *                                                                               1,688
                  100  Liberty Homes, Class A                                                                  613
                  150  MasTec *                                                                              5,727
                  100  Skyline                                                                               2,150
                  500  UTILX *                                                                               2,953
                  100  Washington Homes *                                                                      600
                                                                                                       -----------
                                                                                                            13,731
                                                                                                       -----------
                       Chemicals - 1.8%
                  330  American Vanguard                                                                     2,682
                  100  Bairnco                                                                                 738
                  600  H.B. Fuller                                                                          27,337
                1,900  High Plains *                                                                         4,750
                1,300  Lubrizol                                                                             27,300
                                                                                                       -----------
                                                                                                            62,807
                                                                                                       -----------
                       Computer - 0.9%
                  300  Digital Lightwave *                                                                  30,169
                                                                                                       -----------

                       Construction Materials - 1.5%
                  200  Ameron International                                                                  7,150
                  200  Continental Materials *                                                               3,350
                  600  Donnelly                                                                              7,800
                1,500  Lafarge                                                                              31,500
                                                                                                       -----------
                                                                                                            49,800
                                                                                                       -----------
                       Defense - 0.1%
                  500  EDO                                                                                   3,156
                                                                                                       -----------

             See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                Shares                                                                               Market Value
                ------                                                                               ------------
                       Common Stocks (continued)
                       Drugs - 6.4%
                  800  Alpharma, Class A                                                               $    49,800
                  800  Cambrex                                                                              36,000
                  600  Diagnostic Products                                                                  19,200
                  300  Hi-Tech Pharmacal *                                                                   1,294
                  600  MedImmune *                                                                          44,400
                1,300  Mylan Laboratories                                                                   23,725
                  550  New Brunswick Scientific *                                                            3,300
                2,800  Perrigo *                                                                            17,675
                2,800  SICOR *                                                                              22,400
                                                                                                       -----------
                                                                                                           217,794
                                                                                                       -----------
                       Durables - 0.3%
                  200  Whirlpool                                                                             9,325
                                                                                                       -----------

                       Electric Utilities - 1.9%
                  100  Entergy                                                                               2,719
                1,300  Pinnacle West Capital                                                                44,037
                1,300  Public Service Co. of New Mexico                                                     20,069
                                                                                                       -----------
                                                                                                            66,825
                                                                                                       -----------
                       Electronics - 10.6%
                  500  Cobra Electronics *                                                                   3,375
                  400  Cypress Semiconductor *                                                              16,900
                  100  Diodes *                                                                              4,288
                  600  General Semiconductor *                                                               8,850
                  200  GlobeSpan *                                                                          24,416
                  500  Harmon Industries                                                                     6,625
                  800  International Rectifier *                                                            44,799
                  900  KEMET *                                                                              22,556
                1,800  Mallinckrodt                                                                         78,187
                  300  Mine Safety Appliances                                                                7,200
                  200  PMC-Sierra *                                                                         35,538
                  300  Silicon Storage Technology *                                                         26,494
                  800  Tektronix                                                                            59,199
                  500  Varian *                                                                             23,063
                                                                                                       -----------
                                                                                                           361,490
                                                                                                       -----------
                       Financial Investments - 0.0%
                  300  Air Methods *                                                                           946
                  100  IPI *                                                                                   313
                                                                                                       -----------
                                                                                                             1,259
                                                                                                       -----------
                       Food - 1.7%
                  400  Agribrands International *                                                           16,775
                  900  Corn Products International                                                          24,019
                  100  Farmer Brothers                                                                      17,500
                                                                                                       -----------
                                                                                                            58,294
                                                                                                       -----------

             See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                Shares                                                                               Market Value
                ------                                                                               ------------
                       Common Stocks (continued)
                       Health - 1.8%
                  310  Laboratory Corp. of America Holdings *                                          $    23,909
                  400  LifePoint Hospitals *                                                                 8,900
                  400  Quest Diagnostics *                                                                  29,900
                                                                                                       -----------
                                                                                                            62,709
                                                                                                       -----------
                       Household - 2.0%
                  900  Associated Materials                                                                 13,500
                2,400  Brunswick                                                                            39,750
                1,000  Gundle/SLT Environmental *                                                            3,750
                  100  Johnson Controls                                                                      5,131
                  300  Kimball International, Class B                                                        4,425
                  300  Michael Anthony Jewelers *                                                              825
                                                                                                       -----------
                                                                                                            67,381
                                                                                                       -----------
                       Insurance - 3.1%
                  200  Citizens Financial *                                                                  2,325
                1,100  Everest Re Group                                                                     36,163
                  200  National Western Life Insurance, Class A *                                           14,400
                  300  Point West Capital *                                                                  1,050
                  100  Standard Management *                                                                   356
                1,000  Trigon Healthcare *                                                                  51,562
                                                                                                       -----------
                                                                                                           105,856
                                                                                                       -----------
                       Machinery - 5.6%
                  400  Ampco-Pittsburgh                                                                      4,450
                  200  Credence Systems *                                                                   11,038
                  400  Gehl *                                                                                5,700
                  500  Kinark *                                                                                625
                  600  Kulicke & Soffa Industries *                                                         35,625
                  200  L.S. Starrett, Class A                                                                3,500
                1,800  Lennox International                                                                 23,850
                1,400  Lincoln Electric Holdings                                                            19,950
                  100  Maxco *                                                                                 750
                1,900  Snap-on                                                                              50,587
                  800  Teleflex                                                                             29,650
                  800  United Industrial                                                                     7,300
                                                                                                       -----------
                                                                                                           193,025
                                                                                                       -----------
                       Media - 5.1%
                1,700  American Greetings, Class A                                                          32,300
                1,000  Banta                                                                                18,938
                  618  Chris-Craft Industries *                                                             40,827
                  300  Media General, Class A                                                               14,569
                1,800  Topps *                                                                              20,700
                1,100  True North Communications                                                            48,399
                                                                                                       -----------
                                                                                                           175,733
                                                                                                       -----------

             See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Shares                                                    Market Value
          ------                                                    ------------
                   Common Stocks (continued)
                   Metals - 1.1%
           1,200   Steel Technologies                               $      8,550
           1,500   USX-U.S. Steel Group                                   27,844
                                                                         -------
                                                                          36,394
                                                                         -------

                   Miscellaneous Financial - 7.1%
           1,100   A.G. Edwards                                           42,900
             700   Affiliated Managers Group *                            31,850
             700   Atalanta Sosnoff Capital *                              7,000
             900   Eaton Vance                                            41,625
           1,500   Federated Investors                                    52,593
             462   JWGenesis Financial *                                   4,043
             900   Maxcor Financial Group *                                1,406
             300   Paulson Capital *                                       1,950
           1,800   Waddell & Reed Financial                               59,062
                                                                         -------
                                                                         242,429
                                                                         -------
                   Office Machinery - 1.7%
             900   Baldwin Technology, Class A *                           1,913
             100   Diebold *                                               2,788
           2,400   Maxtor *                                               25,350
             200   Miltope Group *                                           375
           1,600   Polaroid                                               28,899
                                                                         -------
                                                                          59,325
                                                                         -------
                   Oil - 2.7%
             600   Apache                                                 35,288
             800   Murphy Oil                                             47,550
             400   Occidental Petroleum                                    8,425
                                                                         -------
                                                                          91,263
                                                                         -------
                   Oil Distribution - 3.4%
           1,200   Sunoco                                                 35,325
           1,900   Ultramar Diamond Shamrock                              47,143
           1,400   USX-Marathon Group                                     35,088
                                                                         -------
                                                                         117,556
                                                                         -------
                   Oil Services - 2.6%
             500   BJ Services Co. *                                      31,250
             500   Noble Drilling *                                       20,594
             200   Oceaneering International *                             3,800
           1,000   Patterson Energy *                                     28,500
           1,200   Petroleum Development *                                 6,150
                                                                         -------
                                                                          90,294
                                                                         -------
                   Other Utilities - 0.9%
             600   Equitable Resources                                    28,950
             200   TRC Companies *                                         2,300
                                                                         -------
                                                                          31,250
                                                                         -------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Shares                                                    Market Value
          ------                                                    ------------
                   Common Stocks (continued)
                   Paper - 0.0%
             300   Badger Paper Mills *                             $      1,219
                                                                         -------

                   Real Estate Assets - 2.7%
             300   Abrams Industries                                       1,238
             600   CBL & Associates Properties                            14,962
           1,400   Cornerstone Realty Income Trust                        14,000
             808   Equity Office Properties Trust                         22,270
             100   ILX Resorts *                                             213
           1,100   Macerich                                               24,268
             800   Newmark Homes *                                         5,150
             600   Prime Group Realty Trust                                9,113
                                                                         -------
                                                                          91,214
                                                                         -------
                   Retail/Wholesale - 5.6%
             500   Bell Microproducts *                                    9,188
             700   BJ's Wholesale Club *                                  23,100
             500   Brookstone *                                            4,797
             900   Burlington Coat Factory Warehouse                       9,731
             900   Dollar Tree Stores *                                   35,605
             500   Fastenal *                                             25,313
             200   Foodarama Supermarkets *                                4,788
           1,400   Friedman's, Class A                                     6,913
             900   Gottschalks *                                           5,681
             500   Katy Industries                                         5,875
             300   Noland                                                  5,100
           1,700   Pier 1 Imports                                         16,575
             300   S & K Famous Brands *                                   2,063
             300   Speizman Industries *                                     956
           1,000   Spiegel, Class A *                                      8,500
             400   Suprema Specialties *                                   3,750
             800   Syms *                                                  3,150
             400   The Sportsman's Guide *                                   675
             900   Toys "R" Us *                                          13,106
             900   Value City Department Stores *                          8,550
                                                                         -------
                                                                         193,416
                                                                         -------
                   Services - 9.9%
             300   Angelica                                                2,400
             900   Autodesk                                               31,219
           1,500   Avant! *                                               28,102
             500   Barra *                                                24,781
           1,000   Cerner *                                               27,250
             450   Group 1 Software *                                      7,763
           1,400   GTECH Holdings *                                       31,763
             400   Kelly Services, Class A                                 9,250


              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

          Shares                                                    Market Value
          ------                                                    ------------
                   Common Stocks (continued)
                   Services (continued)
             200   Korn/Ferry International *                       $      6,338
           2,300   Mentor Graphics *                                      45,712
             400   Opinion Research *                                      2,650
           1,200   Progress Software *                                    21,525
             500   Quality Systems *                                       3,750
             300   Software Spectrum *                                     5,194
             200   STV Group *                                             1,350
           1,100   SunGard Data Systems *                                 34,099
             800   Symantec *                                             43,149
             400   TALX *                                                  6,850
           1,100   Westaff *                                               4,881
                                                                         -------
                                                                         338,026
                                                                         -------
                   Soaps & Cosmetics - 0.3%
             500   Carter-Wallace                                         10,063
             100   CPAC                                                      750
                                                                         -------
                                                                          10,813
                                                                         -------
                   Telephone - 0.4%
             400   Atlantic Tele-Network                                   3,775
             400   CT Communications                                      11,375
                                                                         -------
                                                                          15,150
                                                                         -------
                   Textiles - 1.5%
             900   Cyrk *                                                  4,500
             600   Deckers Outdoor *                                       1,913
             300   Haggar                                                  3,525
             400   Jos. A. Bank Clothiers *                                1,550
             300   Liz Claiborne                                          10,575
             300   Russell                                                 6,000
             500   Springs Industries, Class A                            16,094
             100   Timberland, Class A *                                   7,081
                                                                         -------
                                                                          51,238
                                                                         -------
                   Transportation - 0.9%
           1,100   Alexander & Baldwin                                    24,269
             300   Old Dominion Freight Line *                             2,925
             300   Yellow *                                                4,425
                                                                         -------
                                                                          31,619
                                                                         -------
                   Travel/Entertainment - 2.0%
             900   Argosy Gaming Co. *                                    12,938
             500   CBRL Group                                              7,344
           2,500   Darden Restaurants                                     40,624
             300   Max & Erma's Restaurants *                              2,484
             300   Sonesta International Hotels, Class A                   2,513
             220   Uno Restaurant *                                        2,351
                                                                         -------
                                                                          68,254
                                                                         -------


              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Portfolio Investments (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    Market Value
                                                                                                    ------------
                   Total Common Stocks
                   (Cost $2,935,755) - 91.6%                                                      $    3,140,058
                                                                                                       ---------
                   Repurchase Agreement - 6.5%
                   Bear Stearns, dated 6/30/00, due 7/3/00 at 6.55% with a maturity value of
                   $223,065 (Collateralized  by $1,115,000 U.S. Treasury  Bond, 6.625%, 2/15/27,
                   market value -- $227,527)                                                             222,943
                                                                                                       ---------

                   Total Short Term Securities (Cost $222,943)                                           222,943
                                                                                                       ---------

                   Total Investments (Cost $3,158,698) (a) - 98.1%                                     3,363,001
                                                                                                       ---------

                   Deposits with Brokers and Custodian Bank for Securities Sold Short - 96.4%
                   Bear Stearns Deposit A/C, 6.69%                                                     3,302,011
                                                                                                       ---------
                       Total Deposits with Brokers and Custodian Bank for Securities Sold Short
                       (Cost $3,302,011)                                                               3,302,011
                                                                                                       ---------

                   Receivable from Brokers for Securities Sold Short - 0.4%                               15,122
                                                                                                       ---------

                   Securities Sold Short (Proceeds $3,059,631) - (94.0)%                              (3,221,313)
                                                                                                       ---------

                   Liabilities in excess of other assets - (0.9)%                                        (31,629)
                                                                                                       ---------

                   Total Net Assets - 100.0%                                                          $3,427,192
                                                                                                      ==========

     ------------
     *  Non-income producing security.

     (a) Represents cost for federal tax purposes and differs from value by net unrealized appreciation as follows:

             Unrealized appreciation - Investments           $479,237
             Unrealized depreciation - Investments           (274,934)
             Unrealized appreciation - Short Sales            256,766
             Unrealized depreciation - Short Sales           (418,448)
                                                             --------
             Net unrealized appreciation                     $ 42,621
                                                             ========

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                  Shares                                            Market Value
                  ------                                            ------------
                           Common Stocks - 94.0%
                           Airlines - 1.0%
                     600   Atlas Air *                              $     21,525
                     600   Midwest Express Holdings *                     12,900
                                                                         -------
                                                                          34,425
                                                                         -------
                           Autos - 0.5%
                   1,700   MascoTech                                      18,381
                                                                         -------

                           Banking - 5.9%
                   1,100   Bank United                                    38,706
                   1,323   Charter One Financial                          30,429
                     200   Coastal Bancorp                                 2,875
                     400   Concord EFS *                                  10,400
                   1,900   National Commerce Bancorp                      30,519
                   2,300   North Fork Bancorporation                      34,788
                     800   S & T Bancorp                                  14,600
                     900   Zions Bancorporation                           41,301
                                                                         -------
                                                                         203,618
                                                                         -------
                           Building - 0.3%
                     600   Palm Harbor Homes *                             8,700
                                                                         -------

                           Chemicals - 2.1%
                     300   Alcide *                                        5,250
                   1,900   Lyondell Chemical                              31,825
                   2,600   Solutia                                        35,750
                                                                         -------
                                                                          72,825
                                                                         -------
                           Computer - 0.9%
                     600   MMC Networks *                                 32,063
                                                                         -------

                           Construction Materials - 1.2%
                   1,000   Martin Marietta Materials                      40,438
                                                                         -------

                           Defense - 0.1%
                     200   Aerosonic *                                     2,075
                     100   Lockheed Martin                                 2,481
                                                                         -------
                                                                           4,556
                                                                         -------
                           Drugs - 7.1%
                     600   Aphton *                                       15,450
                     200   Digene *                                        8,075
                     600   Gilead Sciences *                              42,674
                     300   IDEC Pharmaceuticals *                         35,194
                   1,700   Ligand Pharmaceuticals, Class B *              22,419

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                  Shares                                            Market Value
                  ------                                            ------------
                           Common Stocks (continued)
                           Drugs (continued)
                   1,100   Martek Biosciences *                     $     20,625
                     200   Northfield Laboratories *                       3,263
                     500   Pharmacyclics *                                30,500
                     300   Transkaryotic Therapies *                      11,025
                     400   Vertex Pharmaceuticals *                       42,150
                     600   Vical *                                        11,550
                                                                         -------
                                                                         242,925
                                                                         -------
                           Electronics - 9.9%
                     600   Active Voice *                                  4,800
                     600   Advanced Fibre Communications *                27,188
                     800   Alpha Industries *                             35,250
                     800   Aradigm *                                      14,000
                     700   Coherent *                                     58,712
                     900   Hologic *                                       6,075
                     900   i-STAT *                                       15,694
                     400   Ibis Technology *                              24,150
                     700   Methode Electronics                            27,038
                     700   Microwave Power Devices *                       3,675
                     600   MRV Communications *                           40,349
                     400   Possis Medical *                                2,506
                     400   RF Monolithics *                                6,400
                     900   Thermo Cardiosystems *                          9,000
                   1,300   ThermoTrex *                                   14,381
                   1,100   Thoratec Laboratories *                        17,806
                     400   Transwitch *                                   30,875
                                                                         -------
                                                                         337,899
                                                                         -------
                           Financial Investments - 0.6%
                     800   Comdisco                                       17,850
                     100   IGEN International *                            1,656
                                                                         -------
                                                                          19,506
                                                                         -------
                           Food - 3.0%
                     200   Coca-Cola Bottling                              9,100
                   1,700   Smithfield Foods *                             47,706
                     400   Tejon Ranch                                     9,025
                   1,100   Tootsie Roll Industries                        38,500
                                                                         -------
                                                                         104,331
                                                                         -------
                           Health - 2.8%
                   1,800   Apria Healthcare Group *                       22,050
                   2,800   Health Management Associates *                 36,574
                   1,300   Lincare Holdings *                             32,013
                     400   Osteotech *                                     4,200
                     200   Psychemedics                                    1,038
                                                                         -------
                                                                          95,875
                                                                         -------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                  Shares                                            Market Value
                  ------                                            ------------
                           Common Stocks (continued)
                           Household - 0.2%
                     300   Baldwin Piano & Organ Co. *              $      1,800
                     500   SLI                                             6,063
                                                                         -------
                                                                           7,863
                                                                         -------
                           Insurance - 4.3%
                     700   Express Scripts, Class  A *                    43,487
                     300   HealthAxis *                                    1,144
                     600   HSB Group                                      18,675
                     500   Mercury General                                11,813
                   1,700   Oxford Health Plans *                          40,481
                   1,200   Protective Life                                31,950
                                                                         -------
                                                                         147,550
                                                                         -------
                           Machinery - 4.4%
                     600   A.S.V. *                                        8,625
                     700   Astec Industries *                             17,763
                     200   EMCORE *                                       24,000
                     600   Intevac *                                       2,288
                     200   Ionics *                                        6,125
                     600   Lancer *                                        2,625
                   1,200   MEMC Electronic Materials *                    21,600
                   1,700   Ralston-Ralston Purina Group                   33,893
                   1,600   UCAR International *                           20,900
                     800   Ultratech Stepper *                            11,900
                                                                         -------
                                                                         149,719
                                                                         -------
                           Media - 4.6%
                     900   Cox Radio *                                    25,200
                   1,400   Deluxe                                         32,987
                     600   Harcourt General                               32,625
                     500   Hollinger International                         6,813
                   1,700   Journal Register *                             31,025
                   1,300   Primedia *                                     29,575
                                                                         -------
                                                                         158,225
                                                                         -------
                           Metals - 1.6%
                   1,000   CommScope *                                    41,000
                     300   MAXXAM *                                        5,325
                     600   Rouge Industries, Class A                       1,800
                   1,200   Titanium Metals                                 5,625
                                                                         -------
                                                                          53,750
                                                                         -------
                           Office Machinery - 2.2%
                     400   Emulex *                                       26,274
                     700   MTI Technology *                                5,600
                     200   Proxim *                                       19,794
                   1,400   Wave Systems, Class A *                        22,138
                                                                         -------
                                                                          73,806
                                                                         -------

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                  Shares                                                Market Value
                  ------                                                ------------
                           Common Stocks (continued)
                           Oil Distribution - 0.7%
                     300   Frontier Oil *                               $      2,400
                     900   Northwestern                                       20,813
                                                                              ------
                                                                              23,213
                                                                              ------
                           Oil Services - 0.0%
                     100   Dawson Geophysical *                                1,125
                                                                               -----

                           Other Utilities - 0.6%
                   1,300   Southern Union *                                   20,556
                                                                              ------

                           Paper - 1.9%
                   1,900   Fort James                                         43,937
                   2,500   Gaylord Container, Class A *                        6,719
                   1,200   Playtex Products *                                 13,575
                                                                              ------
                                                                              64,231
                                                                              ------
                           Real Estate Assets - 4.4%
                     800   Chateau Communities                                22,600
                   1,300   General Growth Properties                          41,275
                   2,400   IndyMac Mortgage Holdings                          32,550
                   1,800   Rouse                                              44,550
                   1,000   Trammell Crow *                                    10,750
                                                                              ------
                                                                             151,725
                                                                             -------
                           Retail/Wholesale - 8.2%
                   1,200   Ames Department Stores *                            9,300
                   1,100   Barnes & Noble *                                   24,475
                   2,100   Champion Enterprises *                             10,238
                     700   Cost Plus *                                        20,081
                     900   Guitar Center *                                     9,450
                     900   International FiberCom *                           22,950
                     700   Lands' End *                                       23,363
                   1,100   Linens 'n Things *                                 29,838
                     500   Netegrity *                                        37,655
                     800   Safeguard Scientifics *                            25,650
                   1,500   Shop At Home *                                      7,008
                   1,800   Sunglass Hut International *                       14,794
                     300   The Right Start *                                   1,369
                     500   United Natural Foods *                              6,875
                   1,200   Williams-Sonoma *                                  38,924
                                                                              ------
                                                                             281,970
                                                                             -------
                           Services - 13.2%
                   1,100   ACTV *                                             16,431
                     700   American Superconductor *                          33,775
                   1,600   Apollo Group, Class A *                            44,799

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                  Shares                                                       Market Value
                  ------                                                       ------------
                           Common Stocks (continued)
                           Services (continued)
                     300   Aware *                                             $     15,338
                   1,400   Ceridian *                                                33,688
                     100   CIBER *                                                    1,325
                     500   Education Management *                                     9,031
                   1,500   Gartner Group, Class A                                    18,000
                   1,000   Getty Images *                                            37,063
                     500   Globix *                                                  14,656
                     700   ITT Educational Services *                                12,294
                   1,700   Keane *                                                   36,763
                     600   Maxwell Technologies *                                     8,100
                     600   MemberWorks *                                             20,175
                   3,500   Parametric Technology *                                   38,499
                   1,500   Sotheby's Holdings, Class A                               26,250
                   1,500   Total System Services                                     23,813
                   1,000   Valence Technology *                                      18,438
                   1,400   Viad                                                      38,149
                     100   Visual Networks *                                          2,850
                                                                                      -----
                                                                                    449,437
                                                                                    -------
                           Soaps & Cosmetics -0.2%
                     500   Del Laboratories                                           6,063
                                                                                      -----

                           Telephone - 3.4%
                     200   DoubleClick *                                              7,625
                   1,800   ICG Communications *                                      39,713
                     800   ITC DeltaCom *                                            17,850
                     400   Powertel *                                                28,375
                     100   RealNetworks *                                             5,056
                     800   Teligent, Class A *                                       18,900
                                                                                     ------
                                                                                    117,519
                                                                                    -------
                           Textiles - 1.6%
                     900   Cintas                                                    33,019
                     800   Cone Mills *                                               4,950
                   1,100   Polymer Group                                             10,175
                     300   Tropical Sportswear International *                        5,250
                                                                                      -----
                                                                                     53,394
                                                                                     ------
                           Transportation - 2.0%
                     600   Iron Mountain *                                           20,400
                   2,000   Norfolk Southern                                          29,750
                   1,500   Trico Marine Services *                                   19,125
                                                                                     ------
                                                                                     69,275
                                                                                     ------
                           Travel/Entertainment - 5.1%
                   1,000   Bally Total Fitness Holding *                             25,375
                     600   Championship Auto Racing Teams *                          15,300

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Schedule of Securities Sold Short (continued) - June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

                  Shares                                                Market Value
                  ------                                                ------------
                           Common Stocks (continued)
                           Travel/Entertainment (continued)
                   5,200   Hilton Hotels                                      48,750
                   1,100   Outback Steakhouse *                               32,175
                   1,800   Premier Parks *                                    40,950
                     600   Speedway Motorsports *                             13,800
                                                                              ------
                                                                             176,350
                                                                             -------
                           Total Common Stocks                             3,221,313
                                                                           ---------


                           Total Securities Sold Short

                             (Proceeds $3,059,631) - 94.0%            $    3,221,313
                                                                      ==============

                         ----------
                         * Non-income producing security.

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------


   ASSETS
   Investments, at value (cost $3,158,698)                                                $     3,363,001
   Deposits with broker for securities sold short                                               3,302,011
   Dividends and interest receivable                                                                9,994
   Receivable for securities sold short                                                            19,033
   Receivable for investments sold                                                                  5,250
   Receivable from Manager                                                                          7,211
                                                                                          ---------------
   Total Assets                                                                                 6,706,500
                                                                                          ---------------

   LIABILITIES
   Securities sold short (proceeds $3,059,631)                                                  3,221,313
   Payable to cover securities sold short                                                           3,911
   Other accrued liabilities                                                                       54,084
                                                                                          ---------------
   Total Liabilities                                                                            3,279,308
                                                                                          ---------------
   NET ASSETS                                                                             $     3,427,192
                                                                                          ===============

   Shares of beneficial interest outstanding (unlimited shares                                    410,000
   authorized)
   Net Asset Value, offering price and redemption price per share                                   $8.36

   NET ASSETS CONSIST OF:
   Capital                                                                                $     4,094,924
   Accumulated undistributed net investment income                                                147,423
   Accumulated net realized gain/(loss) on investments and                                       (857,776)
   securities sold short
   Net unrealized depreciation on short sales                                                    (161,682)
   Net unrealized appreciation on investments                                                     204,303
                                                                                          ---------------
   TOTAL NET ASSETS                                                                       $     3,427,192
                                                                                          ===============

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
    Dividends                                                                                  $        127,961
                                                                                               ----------------
    Total Investment Income                                                                             127,961
                                                                                               ----------------
Expenses:
    Manager fees                                                                                         33,918
    Administration fees                                                                                   2,678
    Fund accounting fees                                                                                 23,530
    Trustees' fees                                                                                       23,197
    Dividend expense for securities sold short                                                           16,518
    Printing fees                                                                                        15,243
    Insurance fees                                                                                        7,753
    Transfer agent fees                                                                                   7,045
    Custodian fees                                                                                        1,279
    Other expenses                                                                                        8,094
                                                                                               ----------------
    Total expenses before waivers/reimbursements                                                        139,255
    Less expenses waived/reimbursed                                                                     (87,034)
                                                                                               ----------------
    Total Net Expenses                                                                                   52,221
                                                                                               ----------------
Net Investment Income                                                                                    75,740
                                                                                               ----------------

Net Realized Gain/(Loss) on:
    Securities sold short                                                                            (1,035,668)
    Investments                                                                                         373,840
Net Change in Unrealized Appreciation/(Depreciation) on:
    Securities sold short                                                                               150,259
    Investments                                                                                         (80,615)
                                                                                               ----------------

Net Realized and Unrealized Gain/(Loss) on Investments and
    Securities sold short                                                                              (592,184)
                                                                                               ----------------
Net decrease in net assets resulting from operations                                           $       (516,444)
                                                                                               ================

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                             Six Months Ended               Period Ended
                                                                               June 30, 2000             December 31, 1999 (a)
                                                                            ------------------          -----------------------
                                                                                (Unaudited)
Operations:
    Net investment income                                                   $           75,740          $                65,764
    Net realized gain/(loss) on:
      Securities sold short                                                         (1,035,668)                        (195,205)
      Investments                                                                      373,840                              100
    Net change in unrealized
    appreciation/(depreciation) on:
      Securities sold short                                                            150,259                         (311,941)
      Investments                                                                      (80,615)                         284,918
                                                                            ------------------          -----------------------
      Net decrease in net assets resulting from operations                            (516,444)                        (156,364)
                                                                            ------------------          -----------------------

Shares of Beneficial Interest:
    Proceeds from shares issued                                                              -                        4,000,000
                                                                            ------------------          -----------------------
      Net increase in net assets from shares of beneficial interest                          -                        4,000,000
                                                                            ------------------          -----------------------
      Total increase/(decrease) in net assets                                         (516,444)                       3,843,636

Net Assets:
    Beginning of period                                                              3,943,636                          100,000
                                                                            ------------------          -----------------------
    End of period                                                           $        3,427,192          $             3,943,636
                                                                            ==================          =======================

______________________

(a) From commencement of operations on July 1, 1999 to December 31, 1999.

              See accompanying notes to the financial statements.

BARR ROSENBERG VARIABLE INSURANCE Trust
Notes to Financial Statements
June 30, 2000 (Unaudited)
-------------------------------------------------------------------------------

1. Organization. Barr Rosenberg Variable Insurance Trust (the "Trust") was established as a Massachusetts business trust under the laws of Massachusetts on March 1, 1998. The Trust is an open-end diversified management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). There are an unlimited number of authorized units of beneficial interest ("shares") of the Trust which may be divided into an unlimited number of series of shares. Currently, there is one series; the Barr Rosenberg VIT Market Neutral Fund (the "Fund").

2. Significant Accounting Policies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

 Security Valuation

Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities, and the ask price is used for securities sold short. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities, and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting at their discretion.

 Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date, with realized gain or loss on the sale of investments determined by using the identified cost method. Corporate actions (including cash dividends) are recorded on the ex-date or after the ex-date as the Fund becomes aware of such action, net of any non-refundable tax withholdings. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

 Short Sales

The Fund is authorized to engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with cash and/or U.S. government securities sufficient to cover its short position on a daily basis. At June 30, 2000, the values of securities sold short in the Fund amounted to $3,221,313, against which collateral of $6,442,069 was held. The collateral includes the Bear Stearns Deposit Account and the securities held long, as shown in the Schedule of Portfolio Investments.

 Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions are made on a tax basis which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for redemptions-in-kind and wash sales for book and tax purposes. Permanent book and tax basis differences will result in reclassifications to capital accounts.

Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

BARR ROSENBERG VARIABLE INSURANCE Trust
Notes to Financial Statements
June 30, 2000 (Unaudited) (continued)
-------------------------------------------------------------------------------

3. Management, Administration, Fund Accounting Agreements. AXA Rosenberg Investment Management LLC (the "Manager") provides advisory and management services to the Fund under a management contract. The Manager is entitled to a fee, computed daily and paid monthly, at the annual rate of 1.90% of the Fund's average net assets. The Manager has voluntarily agreed to waive fees and reimburse the Fund to limit annual expenses to 2.00% of the average net assets, exclusive of the dividend expense on short sales. For the period ended June 30, 2000, the amount of such waivers totaled $33,918. For the period ended June 30, 2000, the amount of such reimbursements totaled $50,398.

BISYS Fund Services Ohio, Inc. ("BISYS" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's administrator and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Fund. For the period ended June 30, 2000, the amount of the waiver totaled $2,678.

BISYS serves the Trust as fund accountant. Under the terms of the fund accounting agreement, BISYS is entitled to receive an annual fee and is reimbursed for certain out-of-pocket expenses incurred in providing fund accounting services.

The Trust has adopted a distribution and shareholder service plan in conformance with Rule 12b-1. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund's average daily net assets. No payments were made under the plan for the period January 1, 2000, to June 30, 2000.

4. Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

5. Security Purchases and Sales. For the period ended June 30, 2000, purchases and sales of securities (excluding short-term securities) were $3,611,257 and $4,331,366, respectively.

6. Trustee Fees. The unaffiliated Trustees each receive an annual fee of $7,590 plus a $825 meeting fee for each meeting attended.

7. Sales and Redemptions of Shares. Transactions in shares of beneficial interest were as follows:

                                                 Period ended          Period ended
                                                June 30, 2000        December 31, 1999*
                                           -------------------------------------------------
                                                   (Unaudited)
     Shares sold                                       -                    400,000
     Issued upon reinvestment of distributions         -                          -
     Shares redeemed                                   -                          -
     Net increase                                    ---                    -------
                                                       -                    400,000
                                                     ===                    =======

     * From the commencement of operations on July 1, 1999.

8. Concentration of Credit. At June 30, 2000, the Fund had the following industry concentrations in excess of 10% of its assets: Electronics - 10.6%.

9. Principal Shareholder. AXA Rosenberg Group held 100% of the Fund's shares outstanding at June 30, 2000.

BARR ROSENBERG VARIABLE INSURANCE Trust
Market Neutral Fund
Financial Highlights
================================================================================================================================




                                                                    Six Months Ended                       Period Ended
                                                                      June 30, 2000                    December 31, 1999 (a)
                                                             ----------------------------          -----------------------------
                                                                      (Unaudited)

Net asset value, beginning of period                          $                      9.62            $                     10.00
                                                             ----------------------------          -----------------------------
Income from investment operations:
     Net investment income                                                           0.18                                   0.16
     Net realized and unrealized loss on investments and
     securities sold short                                                          (1.44)                                 (0.54)
                                                             ----------------------------          -----------------------------
     Total from investment operations                                               (1.26)                                 (0.38)
                                                             ----------------------------          -----------------------------
Net asset value, end of period                                $                      8.36           $                       9.62
                                                             ============================          =============================
Total return*                                                                      (13.10)%                                (3.80)%

Ratios to Average Net Assets/Supplemental Data:
     Net Assets, end of period (000)                          $                     3,427           $                      3,944
     Net investment loss before waivers/reimbursements**                            (0.63)%                                (2.04)%
     Net investment income net of waivers/reimbursements**                           4.24%                                  3.28%
     Expenses (including dividend expense) before                                    7.80%                                  8.10%
     waivers/reimbursements**
     Expenses (including dividend expense) net of                                    2.93%                                  2.78%
     waivers/reimbursements**
     Expenses (excluding dividend expense) net of                                    2.00%                                  2.00%
     waivers/reimbursements**
     Portfolio turnover rate                                                       109.49%                                106.83%

------------

(a)  From commencement of operations on July 1, 1999 to December 31, 1999.
*    Total return for periods less than one year is not annualized.
**   Annualized.





              See accompanying notes to the financial statements.